Cash and Bank Balances - Summary of Cash and Bank Balances (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Long-term bank deposits	¥ 70,000,000		$ 11,060
Bottom of range [Member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Interest rate short term bank deposit	1.01%	0.83%
Top of range [Member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Interest rate short term bank deposit	1.97%	1.76%
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Long-term bank deposits	¥ 70,000,000	¥ 0	$ 11,060
Long term deposits maturity	2 years
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member] | Bottom of range [Member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Interest rate long term bank deposit	2.94%
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member] | Top of range [Member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Interest rate long term bank deposit	3.15%